Goodwill - Schedule of Goodwill (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Jun. 30, 2014	Sep. 30, 2013
Goodwill [Line Items]
Goodwill	$ 398,921	$ 398,921	$ 398,921	$ 398,921
Carrying Value		369,400	346,900	371,400
Estimated Fair Value			417,100	481,300
Excess of Estimated Fair Value over Carrying Value			$ 70,200	$ 109,900
Excess of Estimated Fair Value over Carrying Value, Percent			19.00%	30.00%
TEOSS [Member]
Goodwill [Line Items]
Goodwill	201,900	201,900	$ 201,900	$ 201,900
Carrying Value		184,000	173,600	187,300
Estimated Fair Value			227,000	259,200
Excess of Estimated Fair Value over Carrying Value			$ 53,400	$ 71,900
Excess of Estimated Fair Value over Carrying Value, Percent			31.00%	38.00%
EISS [Member]
Goodwill [Line Items]
Goodwill	$ 197,000	197,000	$ 197,000	$ 197,000
Carrying Value		$ 185,400	173,300	184,100
Estimated Fair Value			190,100	222,100
Excess of Estimated Fair Value over Carrying Value			$ 16,800	$ 38,000
Excess of Estimated Fair Value over Carrying Value, Percent			10.00%	21.00%